Real Estate Intangibles (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
Schedule of in-place lease valuation
Ground leasehold interest (below market)	$ 2,254	$ 0
Ground leasehold interest (below market) - accumulated amortization	(26)	0
Ground leasehold interest (below market), net	2,228	0
Intangible assets, net	24,344	16,710
Tenant origination and absorption cost	379,419	245,119
Emporia Partners
Schedule of in-place lease valuation
In-place lease valuation (above market)	27,102	18,681
In-place lease valuation (above market) - accumulated amortization	(4,986)	(1,971)
In-place lease valuation (above market), net	22,116	16,710
In-place lease valuation (below market)	(48,448)	(26,708)
In-place lease valuation (below market) - accumulated amortization	8,054	3,157
In-place lease valuation (below market), net	(40,394)	(23,551)
Tenant origination and absorption cost	379,419	245,119
Tenant origination and absorption cost - accumulated amortization	(61,999)	(22,671)
Tenant origination and absorption cost, net	$ 317,420	$ 222,448